Exploration and Evaluation Assets (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Exploration and Evaluation Assets
Balance at beginning of the year	$ 87,693	$ 87,661	$ 87,420
Foreign Exchange	(2,059)
Acquisition Costs before impairment reversal		32	241
Impairment Reversal		1,338
Reclassification to Held for Sale		(1,338)
Balance at end of the year	85,634	87,693	87,661
Iron Creek
Exploration and Evaluation Assets
Balance at beginning of the year	87,693	87,661	87,420
Foreign Exchange	(2,059)
Acquisition Costs before impairment reversal		32	241
Balance at end of the year	$ 85,634	87,693	$ 87,661
Cobalt Camp, Ontario
Exploration and Evaluation Assets
Impairment Reversal		1,338
Reclassification to Held for Sale		$ (1,338)